Intangible Assets (Details) - Schedule of selling and marketing expenses in the statement of profit or loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets (Details) - Schedule of selling and marketing expenses in the statement of profit or loss [Line Items]
Intangible assets beginning balance	$ 22,257	$ 22,268
Currency translation adjustments		(11)
Accumulated amortization and impairment	(18,809)	(17,199)
Net value	3,448	5,058
Gross value	22,257	22,257
Intellectual and Property Rights & Software Licenses [Member]
Intangible Assets (Details) - Schedule of selling and marketing expenses in the statement of profit or loss [Line Items]
Intangible assets beginning balance	5,134	5,143
Currency translation adjustments		(9)
Accumulated amortization and impairment	(4,910)	(4,676)
Net value	224	458
Gross value	5,134	5,134
Internally Developed Intangible Assets [Member]
Intangible Assets (Details) - Schedule of selling and marketing expenses in the statement of profit or loss [Line Items]
Intangible assets beginning balance	9,323	9,325
Currency translation adjustments		(2)
Accumulated amortization and impairment	(7,736)	(6,810)
Net value	1,587	2,513
Gross value	9,323	9,323
Externally Acquired Developed Technology [Member]
Intangible Assets (Details) - Schedule of selling and marketing expenses in the statement of profit or loss [Line Items]
Intangible assets beginning balance	4,500	4,500
Accumulated amortization and impairment	(2,863)	(2,413)
Net value	1,637	2,087
Gross value	4,500	4,500
Externally Developed In-Process R&D [Member]
Intangible Assets (Details) - Schedule of selling and marketing expenses in the statement of profit or loss [Line Items]
Intangible assets beginning balance	3,300	3,300
Accumulated amortization and impairment	(3,300)	(3,300)
Net value	0	0
Gross value	3,300	3,300
Accumulated depreciation, amortisation and impairment [Member]
Intangible Assets (Details) - Schedule of selling and marketing expenses in the statement of profit or loss [Line Items]
Intangible assets beginning balance	(17,199)	(14,999)
Additions	(1,610)	(1,930)
Impairment		(273)
Currency translation adjustments		3
Accumulated depreciation, amortisation and impairment [Member] | Intellectual and Property Rights & Software Licenses [Member]
Intangible Assets (Details) - Schedule of selling and marketing expenses in the statement of profit or loss [Line Items]
Intangible assets beginning balance	(4,676)	(4,404)
Additions	(234)	(274)
Currency translation adjustments		2
Accumulated depreciation, amortisation and impairment [Member] | Internally Developed Intangible Assets [Member]
Intangible Assets (Details) - Schedule of selling and marketing expenses in the statement of profit or loss [Line Items]
Intangible assets beginning balance	(6,810)	(5,332)
Additions	(926)	(1,206)
Impairment		(273)
Currency translation adjustments		1
Accumulated depreciation, amortisation and impairment [Member] | Externally Acquired Developed Technology [Member]
Intangible Assets (Details) - Schedule of selling and marketing expenses in the statement of profit or loss [Line Items]
Intangible assets beginning balance	(2,413)	(1,963)
Additions	(450)	(450)
Accumulated depreciation, amortisation and impairment [Member] | Externally Developed In-Process R&D [Member]
Intangible Assets (Details) - Schedule of selling and marketing expenses in the statement of profit or loss [Line Items]
Intangible assets beginning balance	$ (3,300)	$ (3,300)